Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Variable Interest Entity [Line Items]
Long-term debt	¥ 11,706,471	¥ 10,346,152
Noncontrolling interests	582,919	663,259
Maximum exposure to loss	816,000	521,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Long-term debt	593,719	330,863
Noncontrolling interests	464,000	541,000
Debt Instrument [Member]
Variable Interest Entity [Line Items]
Long-term debt	332,000	356,000
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	176,000	176,000
Assets associated with securitization transactions | Consolidated VIEs | Customer TOB Trusts [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	38,000
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 181,000	¥ 153,000